Income Taxes - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income (Loss) before income tax		¥ (545,780)	$ (79,130)	¥ (339,571)	¥ 508,247
Income tax expenses (benefits) computed at the PRC statutory tax rate of 25%		(136,445)	(19,783)	(84,894)	127,062
Effect of different tax rates in different jurisdictions		49,280	7,145	(16,764)	(150,466)
Effect of tax holiday and preferential tax rates		4,908	712	44,909	18,671
Research and development super-deduction		(9,361)	(1,357)	(12,660)	(46,153)
Non-taxable income	[1]	(2,809)	(407)	(25,713)	(44,177)
Non-deductible expenses	[2]	1,783	259	8,614	21,681
Effect of change in tax rate		(106,824)	(15,488)	(12,327)
Outside basis difference on investment		(3,800)	(551)	63	(17,482)
Changes in uncertain tax position		(11,903)	(1,726)	(9,453)	112,590
Withholding tax and others		(4,345)	(631)	27,977	(15,320)
Changes in valuation allowance		194,427	28,189	93,881	90,684
Income tax expenses (benefits)		¥ (25,089)	$ (3,638)	¥ 13,633	¥ 97,090

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.